Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share Capital [member]	Retained earnings [member]	Reserves [member]	Attributable to owners of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2014	¥ 1,317,781	¥ 183,021	¥ 707,303	¥ 285,570	¥ 1,175,894	¥ 141,887
Profit	42,089		35,517		35,517	6,572
Other comprehensive income/(loss)	(20,239)			(16,552)	(16,552)	(3,687)
Special reserve-safety fund reserve	1,434			1,303	1,303	131
Transfer to reserves			(2,103)	2,103
Dividends	(34,520)		(29,005)		(29,005)	(5,515)
Acquisition of subsidiaries	36,285			12,530	12,530	23,755
Capital contribution from non-controlling interests	2,040					2,040
Other	(836)		43	(14)	29	(865)
Ending balance at Dec. 31, 2015	1,344,034	183,021	711,755	284,940	1,179,716	164,318
Profit	29,372		7,857		7,857	21,515
Other comprehensive income/(loss)	9,589			7,957	7,957	1,632
Special reserve-safety fund reserve	1,614			1,540	1,540	74
Dividends	(12,732)		(8,450)		(8,450)	(4,282)
Transaction with non-controlling interest in subsidiaries	(1,837)			224	224	(2,061)
Capital contribution from non-controlling interests	1,087					1,087
Other	1,608		35	145	180	1,428
Ending balance at Dec. 31, 2016	1,372,735	183,021	711,197	294,806	1,189,024	183,711
Profit	36,793		22,798		22,798	13,995
Other comprehensive income/(loss)	(1,365)			887	887	(2,252)
Special reserve-safety fund reserve	327			178	178	149
Transfer to reserves			(1,929)	1,929
Dividends	(30,030)		(19,626)		(19,626)	(10,404)
Transaction with non-controlling interest in subsidiaries	938			289	289	649
Capital contribution from non-controlling interests	2,584					2,584
Other	(663)		(3)	(27)	(30)	(633)
Ending balance at Dec. 31, 2017	¥ 1,381,319	¥ 183,021	¥ 712,437	¥ 298,062	¥ 1,193,520	¥ 187,799